Other expense	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other expense	Other expenses

	December 31, 2023	December 31, 2022	December 31, 2021

Non-tenant electricity expense	$1,834,479	$-	$-
Commissions paid	127,513	104,680	122,684
Others	1,075,121	269,311	-

Total	$3,037,113	$373,991	$122,684